Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity risk management is an integral part of our enterprise risk management framework. We have adopted various cybersecurity measures and policies to protect the confidentiality, integrity, and availability of our critical systems and information. Our executive management is principally responsible for facilitating our enterprise risk management program, and work closely with our internal audit function, dedicated IT specialist, external IT service provider and legal counsel to prevent, detect, investigate, contain, escalate, and recover from identified vulnerabilities and security incidents. In addition, once any cybersecurity incident is identified, our incident response team which consists of our senior IT specialist, Chief Compliance Officer and our IT service provider’s lead representative will be responsible for assessing, managing, responding to, documenting and reporting such cybersecurity incident to our Chief Executive Officer and/or our Board of Directors in accordance with the level of threat/impact of such incident, as set forth in the policy. We also maintain processes to oversee and identify risks from cybersecurity associated with our use of third-party service providers. These processes include comprehensive vendor evaluations prior to engagement, ongoing audits and testing to verify adherence to our security policies, and contractual provisions requiring vendors to meet our cybersecurity standards.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	Cybersecurity risk management is an integral part of our enterprise risk management framework. We have adopted various cybersecurity measures and policies to protect the confidentiality, integrity, and availability of our critical systems and information. Our executive management is principally responsible for facilitating our enterprise risk management program, and work closely with our internal audit function, dedicated IT specialist, external IT service provider and legal counsel to prevent, detect, investigate, contain, escalate, and recover from identified vulnerabilities and security incidents. In addition, once any cybersecurity incident is identified, our incident response team which consists of our senior IT specialist, Chief Compliance Officer and our IT service provider’s lead representative will be responsible for assessing, managing, responding to, documenting and reporting such cybersecurity incident to our Chief Executive Officer and/or our Board of Directors in accordance with the level of threat/impact of such incident, as set forth in the policy.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors considers cybersecurity risk as part of its risk oversight function and has delegated to the Audit Committee oversight of our cybersecurity and data protection program. Our Audit Committee receives updates from management on our cybersecurity and data protection programs in the event of a cybersecurity incident, as well as whether any cybersecurity incident occurred since the prior report and any remedial actions taken by our Company. The full board also receives briefings from management on key components of our programs and any pressing risk or compliance matters.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Audit Committee receives updates from management on our cybersecurity and data protection programs in the event of a cybersecurity incident, as well as whether any cybersecurity incident occurred since the prior report and any remedial actions taken by our Company. The full board also receives briefings from management on key components of our programs and any pressing risk or compliance matters.
Cybersecurity Risk Role of Management [Text Block]	Our executive management is principally responsible for facilitating our enterprise risk management program, and work closely with our internal audit function, dedicated IT specialist, external IT service provider and legal counsel to prevent, detect, investigate, contain, escalate, and recover from identified vulnerabilities and security incidents.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	executive management
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	The Company has dedicated IT personnel with extensive experience in information technology and cybersecurity who are responsible for assessing, identifying and managing material risks from cybersecurity threats to the Company. The Company also engages experienced external consultants to enhance the effectiveness of its cybersecurity processes and to keep abreast of cybersecurity best practices. The dedicated IT personnel reports to the Chief Executive Officer, who in turn reports directly to the Board of Directors and the Audit Committee, which is the principal committee responsible for overseeing the Board’s risk management activities.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	executive management is principally responsible for facilitating our enterprise risk management program, and work closely with our internal audit function, dedicated IT specialist, external IT service provider and legal counsel to prevent, detect, investigate, contain, escalate, and recover from identified vulnerabilities and security incidents.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true